Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 16, 2022	Dec. 31, 2021	Jun. 03, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,966	$ 11,922	$ 11,576		$ 12,264		$ 10,582	$ 10,957		$ 8,761	$ 9,547	$ 8,638	$ 7,686	$ 9,522
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 12,620	11,694	11,437		12,212		10,613	11,077		8,924	9,798	8,938	8,009	10,000
Class I
Account Value [Line Items]
Account Value	$ 1,396,845	1,281,365	1,240,057		1,310,321		1,128,226	1,165,883		929,615	1,010,808	912,325	809,939	1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,144	11,049	10,330		13,280		10,760	12,035		10,022	10,920	9,942	9,380	9,527
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,850	10,843	10,218		13,232		10,800	12,168		10,209	11,217	10,283	9,769	10,000
Class I
Account Value [Line Items]
Account Value	1,198,669	1,185,567	1,106,439		1,418,538		1,146,190	1,278,547		1,061,699	1,155,532	1,048,566	986,740	1,000,000
Class I
Account Value [Line Items]
Account Value	$ 1,342,139	1,359,536	1,390,868		1,600,600		1,732,500	1,074,800	$ 1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 9,811	10,081	9,632	$ 9,521
Class I
Account Value [Line Items]
Account Value	$ 787,647	806,784	768,772		882,233	$ 1,000,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 27,193	22,814	18,337		22,290		18,218	15,639		12,179	13,268	10,781	9,968	10,000
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Total Return Index
Account Value	$ 18,281	16,550	16,053		16,748		14,475	14,975		11,872	12,262	10,277	9,195	10,000
Dow Jones Brookfield Global Infrastructure Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index TR
Account Value	$ 15,226	13,685	12,881		13,547		11,267	12,452		9,841	10,759	9,544	8,546	10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 27,193	22,814	18,337		22,290		18,218	15,639		12,179	13,268	10,781	9,968	10,000
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Total Return Index
Account Value	$ 18,281	16,550	16,053		16,748		14,475	14,975		11,872	12,262	10,277	9,195	10,000
Dow Jones Brookfield Global Infrastructure Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index TR
Account Value	$ 15,226	13,685	12,881		13,547		11,267	12,452		9,841	10,759	9,544	8,546	10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 2,719,318	2,281,414	1,833,708		2,228,964		1,821,831	1,563,854		1,217,935	1,326,794	1,078,060	996,791	1,000,000
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Total Return Index
Account Value	$ 1,828,149	1,655,047	1,605,318		1,674,820		1,447,488	1,497,517		1,187,173	1,226,172	1,027,658	919,507	1,000,000
Dow Jones Brookfield Global Infrastructure Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index TR
Account Value	$ 1,522,587	1,368,454	1,288,146		1,354,665		1,126,687	1,245,154		984,050	1,075,912	954,375	854,555	1,000,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 27,193	22,814	18,337		22,290		18,218	15,639		12,179	13,268	10,781	9,968	10,000
FTSE EPRA Nareit Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
Account Value	$ 12,467	12,351	11,262		15,033		11,923	13,107		10,752	11,394	10,324	9,921	10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 27,193	22,814	18,337		22,290		18,218	15,639		12,179	13,268	10,781	9,968	10,000
FTSE EPRA Nareit Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
Account Value	$ 12,467	12,351	11,262		15,033		11,923	13,107		10,752	11,394	10,324	9,921	10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 2,719,318	2,281,414	1,833,708		2,228,964		1,821,831	1,563,854		1,217,935	1,326,794	1,078,060	996,791	1,000,000
FTSE EPRA Nareit Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
Account Value	$ 1,246,695	1,235,143	1,126,177		1,503,349		1,192,259	1,310,737		$ 1,075,170	$ 1,139,361	$ 1,032,403	$ 992,082	$ 1,000,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 1,908,568	1,601,223	1,286,998		1,564,410		$ 1,278,662	$ 1,097,599	$ 1,000,000
MSCI Emerging Markets Net Total Return (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Total Return (USD) Index
Account Value	$ 11,466	10,666	9,711	$ 10,000
MSCI Emerging Markets Net Total Return (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Total Return (USD) Index
Account Value	$ 852,424	$ 792,922	$ 721,967		$ 903,491	$ 1,000,000